Financial instruments per category - Financial assets (Details) - Financial assets at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current asset instruments at amortized cost
Total current asset instruments at amortized cost	$ 62,795	$ 52,743
Non-current asset instruments at amortized cost
Total non-current asset instruments at amortized cost	1,794	571
Total financial assets	64,589	53,314
Trade receivables
Current asset instruments at amortized cost
Total current asset instruments at amortized cost	62,795	52,743
Other non-current receivables
Non-current asset instruments at amortized cost
Total non-current asset instruments at amortized cost	$ 1,794	$ 571